Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CertNYS
1-33547

RECD S.E.C.
JUN 2 2 2007
1086

June 22, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CALAMOS GLOBAL DYNAMIC INCOME FUND, Common shares of beneficial interest, without par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 22, 2007. Tentative listing date – June 28, 2007.

Sincerely,

PROCESSED
JUN 2 7 2007
THOMSON
FINANCIAL

07055151

END